Income tax (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Deconsolidation		$ (196)
Tax Loss Carry-forwards [Member]
Disclosure of financial assets [line items]
Beginning of the year	$ 9,111	8,829
Business combinations and reclassification to other assets held for sale		2
Foreign exchange gain	(216)	801
Charged to the Statement of Income	(3,365)	(498)
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	5,530	9,111
Reclassification of opening amounts		(23)
Use of tax loss carry-forwards
Others [Member]
Disclosure of financial assets [line items]
Beginning of the year	1,420	2,339
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	(48)	264
Charged to the Statement of Income	(481)	(533)
Reserve for changes of non-controlling interest	201
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	1,092	1,420
Reclassification of opening amounts
Use of tax loss carry-forwards		(650)
Subtotal Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year	13,792	15,274
Business combinations and reclassification to other assets held for sale		2
Foreign exchange gain	(129)	934
Charged to the Statement of Income	(3,208)	(1,745)
Reserve for changes of non-controlling interest	201
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	10,656	13,792
Reclassification of opening amounts		(23)
Use of tax loss carry-forwards		(650)
(Liabilities) / Assets, Net [Member]
Disclosure of financial assets [line items]
Beginning of the year	(40,128)	(32,961)
Business combinations and reclassification to other assets held for sale		(20)
Foreign exchange gain	1,313	(17,510)
Charged to the Statement of Income	(201)	6,126
Reserve for changes of non-controlling interest	246
Deconsolidation	(705)
Use of tax loss carry-forwards		(109)
Ending of the year	(39,475)	(40,128)
Reclassification of opening amounts		(23)
Use of tax loss carry-forwards		4,369
Investments Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year		11
Business combinations and reclassification to other assets held for sale
Foreign exchange gain		1
Charged to the Statement of Income		(12)
Use of tax loss carry-forwards
Ending of the year
Reclassification of opening amounts
Use of tax loss carry-forwards
Trade And Other Payables [Member]
Disclosure of financial assets [line items]
Beginning of the year	3,261
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	135	(132)
Charged to the Statement of Income	638	(702)
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	4,034	3,261
Reclassification of opening amounts
Use of tax loss carry-forwards
Investment Properties And Property, Plant And Equipment [Member]
Disclosure of financial assets [line items]
Beginning of the year	(48,305)	(40,835)
Business combinations and reclassification to other assets held for sale		(22)
Foreign exchange gain	741	(15,659)
Charged to the Statement of Income	5,484	4,516
Reserve for changes of non-controlling interest	45
Deconsolidation	(705)
Use of tax loss carry-forwards		(109)
Ending of the year	(42,705)	(48,305)
Reclassification of opening amounts
Use of tax loss carry-forwards		3,804
Biological Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year	(251)	(305)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	1	6
Charged to the Statement of Income	(109)	48
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	(359)	(251)
Reclassification of opening amounts
Use of tax loss carry-forwards
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Beginning of the year	(375)	(474)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	2	90
Charged to the Statement of Income	(249)	9
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	(622)	(375)
Reclassification of opening amounts
Use of tax loss carry-forwards
Investments [Member]
Disclosure of financial assets [line items]
Beginning of the year	(21)
Business combinations and reclassification to other assets held for sale		(2)
Foreign exchange gain	(9)	1
Charged to the Statement of Income	(21)	(12)
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	(51)	(21)
Reclassification of opening amounts
Use of tax loss carry-forwards
Intangible Assets [Member]
Disclosure of financial assets [line items]
Beginning of the year	(2,088)	(4,172)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	183	(1,231)
Charged to the Statement of Income	320	2,100
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	(1,585)	(2,088)
Reclassification of opening amounts
Use of tax loss carry-forwards		1,215
Inventories [Member]
Disclosure of financial assets [line items]
Beginning of the year	(141)	(134)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	21	(26)
Charged to the Statement of Income	(389)	19
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	(509)	(141)
Reclassification of opening amounts
Use of tax loss carry-forwards
Borrowings [Member]
Disclosure of financial assets [line items]
Beginning of the year	(900)	(1,483)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	65	(133)
Charged to the Statement of Income	95	716
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	(740)	(900)
Reclassification of opening amounts
Use of tax loss carry-forwards
Others [Member]
Disclosure of financial assets [line items]
Beginning of the year	(1,839)	(832)
Business combinations and reclassification to other assets held for sale
Foreign exchange gain	438	(1,489)
Charged to the Statement of Income	944	482
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	(457)	(1,839)
Reclassification of opening amounts
Use of tax loss carry-forwards
Subtotal Liabilities [Member]
Disclosure of financial assets [line items]
Beginning of the year	(53,920)	(48,235)
Business combinations and reclassification to other assets held for sale		(22)
Foreign exchange gain	1,442	(18,444)
Charged to the Statement of Income	3,007	7,871
Reserve for changes of non-controlling interest	45
Deconsolidation	(705)
Use of tax loss carry-forwards		(109)
Ending of the year	(50,131)	(53,920)
Reclassification of opening amounts
Use of tax loss carry-forwards		5,019
Tax inflation adjustment [Member]
Disclosure of financial assets [line items]
Beginning of the year
Business combinations and reclassification to other assets held for sale
Foreign exchange gain
Charged to the Statement of Income	(3,068)
Reserve for changes of non-controlling interest
Deconsolidation
Use of tax loss carry-forwards
Ending of the year	$ (3,068)